Summary of Significant Accounting Policies - Additional Information (Details 1) - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2022-01-01 ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Revenue, remaining performance obligation, amount	¥ 243,878
Revenue, remaining performance obligation, expected timing of satisfaction, period	1 year